Ropes & Gray LLP
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WRITER’S DIRECT DIAL NUMBER: (202) 508-4662
November 20, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	BB&T Funds (File Nos. 33-49098 and 811-06719) Registration Statement on Form N-14 (Registration No. 333- )
Ladies and Gentlemen:
     On behalf of BB&T Funds (the “Registrant”), a registered open-end management investment company, accompanying this letter for electronic filing is a conformed copy of a Registration Statement on Form N-14 (the “Registration Statement”).
     The Prospectus/Proxy Statement contained in the Registration Statement will be furnished in connection with a joint special meeting of shareholders of the BB&T Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and BB&T Small Cap Fund (the “Small Cap Fund”), which is currently scheduled to be held on January 26, 2010, at which time the shareholders of the Mid Cap Growth Fund and Small Cap Fund will be asked to vote on the proposed consolidation with and into the BB&T Mid Cap Value Fund (the “Mid Cap Value Fund”) and Sterling Capital Small Cap Value Fund (the “Small Cap Value Fund”), respectively.
     The proposed consolidation will be followed by the dissolution of the Mid Cap Growth Fund and Small Cap Fund and the distribution in liquidation of shares of the Mid Cap Value Fund and Small Cap Value Fund, as applicable. Included in the Registration Statement is the form of proxy for the joint special meeting of shareholders of the Mid Cap Growth Fund and Small Cap Fund.
     The Registration Statement is proposed to become effective thirty days after filing (December 21, 2009) pursuant to Rule 488 under the Securities Act of 1933, as amended.
     No registration fee is being paid at the time of this filing because BB&T Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of its shares.
     Please direct any comments or questions on the enclosed materials to me at (202) 508-4662 or Alyssa Albertelli at (202) 508-4667.

Very truly yours,
/s/ Melissa S. Gainor
Melissa S. Gainor